Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Movements in allowances
As of January 1	€ 1,209
Translation differences	(54)
Reclassifications	8
Charged to income statement:
Additions	1,177
Reversals	(181)
Total charged to income statement	996
Utilized during year	(627)
As December 31	1,532
Non-current	736
Current	796
Restructuring
Movements in allowances
As of January 1	377
Translation differences	(2)
Charged to income statement:
Additions	503
Reversals	(49)
Total charged to income statement	454
Utilized during year	(388)
As December 31	441
Non-current	263
Current	178
Transfer of other provisions to accrued expenses	€ 81
Period of expected cash outflows	2 years
Warranty
Movements in allowances
As of January 1	€ 167
Charged to income statement:
Additions	201
Reversals	(23)
Total charged to income statement	178
Utilized during year	(125)
As December 31	220
Non-current	20
Current	€ 200
Period of expected cash outflows	18 months
Litigation
Movements in allowances
As of January 1	€ 75
Translation differences	(8)
Charged to income statement:
Additions	25
Reversals	(6)
Total charged to income statement	19
Utilized during year	(13)
As December 31	73
Non-current	14
Current	59
Environmental
Movements in allowances
As of January 1	127
Translation differences	(7)
Charged to income statement:
Additions	7
Total charged to income statement	7
Utilized during year	(14)
As December 31	113
Non-current	88
Current	25
Project losses
Movements in allowances
As of January 1	50
Translation differences	(2)
Charged to income statement:
Additions	244
Reversals	(2)
Total charged to income statement	242
Utilized during year	(14)
As December 31	276
Non-current	161
Current	115
Divestment-related
Movements in allowances
As of January 1	51
Charged to income statement:
Reversals	(2)
Total charged to income statement	(2)
As December 31	49
Non-current	43
Current	6
Material liability
Movements in allowances
As of January 1	81
Translation differences	(1)
Charged to income statement:
Additions	143
Reversals	(56)
Total charged to income statement	87
Utilized during year	(37)
As December 31	130
Non-current	33
Current	€ 97
Period of expected cash outflows	12 months
Other provisions
Movements in allowances
As of January 1	€ 281
Translation differences	(34)
Reclassifications	8
Charged to income statement:
Additions	54
Reversals	(43)
Total charged to income statement	11
Utilized during year	(36)
As December 31	230
Non-current	114
Current	€ 116
Period of expected cash outflows	2 years